Property Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Property, plant and equipment, gross	$ 28,481,884	$ 27,932,386
Less: accumulated depreciation	(17,190,599)	(16,101,688)
Property, plant and equipment, net	11,291,285	11,830,698
Office Buildings [Member]
Property, plant and equipment, gross	4,963,371	5,177,737
Electronics Equipment, Furniture and Fixtures [Member]
Property, plant and equipment, gross	11,328,333	11,422,706
Motor Vehicles [Member]
Property, plant and equipment, gross	304,400	333,769
Purchased Software [Member]
Property, plant and equipment, gross	$ 11,885,780	$ 10,998,174